Basis of consolidation - Purchase price allocation (Details) € / shares in Units, $ / shares in Units, € in Thousands, shares in Thousands, $ in Thousands	Jul. 01, 2019 EUR (€) € / shares shares	Nov. 02, 2017 EUR (€) shares € / shares	Nov. 02, 2017 EUR (€) shares € / shares	Dec. 31, 2019 EUR (€)	Jul. 01, 2019 USD ($) shares $ / shares	Nov. 02, 2017 $ / shares
Disclosure of detailed information about business combination [line items]
Multiplied by Adjustment Ratio			€ 100
Divided by Adjustment Ratio			€ 100
Zoosk, Inc.
Disclosure of detailed information about business combination [line items]
Cash transferred | $					$ 99,085
Cash consideration holdback				€ 9,187	9,814
Consideration transferred, acquisition-date fair value | $					108,899
Identifiable assets acquired (liabilities assumed)	€ 231,028				$ 262,193
New Spark ADSs to be issued, as converted | shares	12,980				12,980
Spark common stock per share price | $ / shares					$ 11.81
USD to EUR exchange rate	0.8811
Fair value of New Spark ADSs to be issued pursuant to the Business Combination | $					$ 153,294
Cash consideration holdback, discounted term	1 year 6 months
Spark Networks, Inc.
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed) | €		€ 29,499	€ 29,499
Spark common stock outstanding | shares		34,701
Multiplied by Adjustment Ratio		€ 100
New Spark ADSs to be issued, as converted | shares		3,470	3,470
Spark common stock per share price | (per share)		€ 0.85	€ 0.85			$ 0.99
USD to EUR exchange rate		858.7
Divided by Adjustment Ratio		€ 100
Per share fair value of Spark common stock			€ 8.50
Fair value of New Spark ADSs to be issued pursuant to the Business Combination | €		€ 29,499	€ 29,499